Annual Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Activities
Net loss for the year	$ (68,738)	$ (50,565)
Depreciation	21,995	28,675
Share-based payments	2,289	1,321
Unrealized foreign exchange (gain) loss	(10,079)	12,112
Finance costs	13,143	9,460
Interest income	(283)	(1,523)
Write-down of inventory	21,272	18,475
Derecognition of PPE	0	1,092
Write-down of vanadium assets	(294)	1,119
Income tax recovery	0	(2,813)
Deferred income tax expense (recovery)	17,063	(17,867)
Income tax refund (paid)	(181)	2,914
Gain on disposal of interest in subsidiary	(5,179)	0
Share of net loss from associate	6,189	0
Cash (Used) Provided Before Working Capital Items	(2,803)	2,400
Change in amounts receivable	(595)	14,095
Change in inventory	(15,707)	(5,845)
Revenues subject to refund	8,875	13,638
Inventory subject to return	(7,182)	(12,804)
Change in prepaid expenses	(1,067)	(278)
Changes in accounts payable and provisions	8,609	(383)
Change in deferred revenue	(352)	336
Net Cash (Used in) Provided by Operating Activities	(10,222)	11,159
Financing Activities
Receipt of debt	107,015	44,355
Repayment of debt	(92,229)	(27,075)
Interest and finance costs paid	(12,974)	(6,301)
Interest received	259	1,483
Lease payments	0	(600)
Change in restricted cash	148	182
Share and warrant issuance	21,675	0
Net Cash Provided by Financing Activities	23,894	12,044
Investing Activities
Mine properties, plant and equipment	(27,440)	(42,226)
Disposal of interest in subsidiary	1,000	0
Net Cash Used in Investing Activities	(26,440)	(42,226)
Effect of foreign exchange on cash	378	(1,585)
Net Change in Cash	(12,390)	(20,608)
Cash position - beginning of the year	22,106	42,714
Cash Position - end of the year	$ 9,716	$ 22,106